FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Gains (Losses) Recognized on Derivative Financial Instruments
Gains (losses) recognized on derivative financial instruments were as follows:

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023	Financial Statement Account
Non-designated foreign exchange contracts	$(4)	$(24)	$13	$(10)	Other items, net

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below presents our assets and liabilities measured at fair value on a recurring basis at December 31, 2025 (Successor) and December 31, 2024 (Predecessor). These assets and liabilities have been categorized according to the three-level fair value hierarchy established by the FASB, which prioritizes the inputs used in measuring fair value. Level 1 is based on publicly quoted prices for the asset or liability in active markets. Level 2 is based on inputs that are observable other than quoted market prices in active markets, such as quoted prices for the asset or liability in inactive markets or quoted prices for similar assets or liabilities. Level 3 is based on unobservable inputs reflecting our own assumptions about the assumptions that market participants would use in pricing the asset or liability. All of our assets and liabilities that are measured at fair value on a recurring basis use Level 2 inputs. The fair value of foreign currency hedges is determined based on the present value of future cash flows using observable inputs including foreign currency exchange rates. The fair value of deferred compensation liabilities is determined based on the fair value of the investments elected by employees.

	Successor	Predecessor
	At	At
	December 31, 2025	December 31, 2024
Assets:
Foreign currency hedges	$38	$45
Total Assets	$38	$45
Liabilities:
Deferred compensation	$312	$385
Foreign currency hedges	28	48
Total Liabilities	$340	$433